Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	$ 199,512	$ 200,795	$ 205,662
Cash flows from investing activities:
Proceeds relating to loans to subsidiaries	0	0	12,064
Net cash provided by/(used in) investing activities	(25,066)	(256,426)	(230,178)
Cash flows from financing activities:
Dividend distribution	(499,686)	0	0
Repayments of loans to offshore banks	0	0	(344,500)
Net cash used in financing activities	(42,624)	15,013	(147,459)
Net increase/(decrease) in cash and cash equivalents	130,060	(24,029)	(198,222)
Cash, cash equivalents, restricted cash and restricted time deposits, beginning of year	573,159	597,188	795,410
Cash, cash equivalents, restricted cash and restricted time deposits, end of year	703,219	573,159	597,188
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	(759)	(1,422)	4,001
Cash flows from investing activities:
Proceeds from time deposits	0	0	478
Proceeds relating to loans to subsidiaries	0	0	343,674
Investment in subsidiaries	(68,377)	0	0
Net cash provided by/(used in) investing activities	(68,377)	0	344,152
Cash flows from financing activities:
Proceeds from borrowings	602,000	0	0
Dividend distribution	(499,686)	0	0
Repayments of loans to offshore banks	0	0	(344,500)
Net cash used in financing activities	102,314	0	(344,500)
Net increase/(decrease) in cash and cash equivalents	33,178	(1,422)	3,653
Cash, cash equivalents, restricted cash and restricted time deposits, beginning of year	7,349	8,771	5,118
Cash, cash equivalents, restricted cash and restricted time deposits, end of year	$ 40,527	$ 7,349	$ 8,771